SUPPLEMENTAL CASH FLOW DISCLOSURES (Details Narrative) - CAD ($)		12 Months Ended
	Mar. 10, 2021	Dec. 31, 2021	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Fair value of investments other comprehensive loss			$ 68,281
Description for common stock and warrants activity	The warrants have an exercise price of $0.50 each and convert to one common share, and expire on March 17, 2023
Vital Intelligence Inc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,200,000
Description for common stock and warrants activity		These warrants have an exercise price of $13.35 per warrant, each convert to one common share, and have a life of two years
Warrant exercise price		$ 13.35
Common Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		15,000
Common Shares One [member]
IfrsStatementLineItems [Line Items]
Fair value of investments other comprehensive loss		$ 332,640
Number of shares issued		356,901